Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 16—SUBSEQUENT EVENTS

2023 Notes

On August 10, 2017, APX issued $400 million aggregate principal amount of its 7.625% Senior Notes due 2023 (the “2023 Notes”) at par. APX used the net proceeds from the 2023 Notes offering to redeem $150 million aggregate principal amount of the outstanding 2019 notes and pay the related accrued interest and redemption premium, and to pay all fees and expenses related thereto and any remaining net proceeds for general corporate purposes, including the repayment of outstanding borrowings under the Company’s revolving credit facility. Blackstone Advisory Partners L.P. participated as one of the initial purchasers in the offering of the 2023 Notes.

Sales Dealer Agreement.

On August 16, 2017, the Company entered into a Sales Dealer agreement with Solar, pursuant to which each party will act as a non-exclusive dealer for the other party to market, promote and sell each other’s products. The agreement will have a two-year term, which will be automatically renewed for successive one-year terms unless written notice of termination is provided by one of the parties to the other no less than 90 days prior to the end of the then current term. The products, territories and consideration that is payable by each party to the other will be determined in accordance with the agreement.

NOTE 18—SUBSEQUENT EVENTS

Vivint Flex Pay

On January 3, 2017, the Company announced the introduction of the Vivint Flex Pay plan. Under the Vivint Flex Pay plan, the Company (i) launched a Consumer Financing Program in the first quarter of 2017, pursuant to which it will offer to qualified customers in the United States an opportunity to finance the purchase of products (the “Products”) used in connection with Vivint’s smart home and security services through a third party financing provider and (ii) offer retail installment contracts (“RICs”) with respect to the purchase of Products to certain of the Company’s customers who do not qualify to participate in the Consumer Financing Program, but qualify under Vivint’s historical underwriting criteria. Vivint may also establish credit programs either directly or through an affiliate or pursuant to an agreement with a third party to provide installment loans or similar products to customers that do not qualify to participate in the Consumer Financing Program. Alternatively, customers may purchase the Products with cash or credit card.

Under the Vivint Flex Pay plan, customers pay separately for the Products and Vivint’s smart home and security services. Under the Consumer Financing Program, qualified customers will be eligible for installment loans provided by a third party financing provider of up to $4,000 for either 42 or 60 months. In connection with the Consumer Financing Program, a subsidiary of the Company entered into an agreement (the “CFP Agreement”) with Citizens Bank, N.A. (“Citizens”) pursuant to which Citizens is the exclusive provider of installment loans under the Consumer Financing Program for Vivint’s customers who are eligible for such loans. Pursuant to the CFP Agreement, Vivint pays a monthly fee to Citizens based on the average daily balance of the loans provided by Citizens outstanding and Citizens and Vivint share liability for credit losses, with Vivint being responsible for approximately 5% to 100% of lost principal balances, depending on factors specified in the CFP Agreement. The initial term of the CFP Agreement is five years, subject to automatic, one-year renewals unless terminated by either party in accordance with its terms.

2022 Notes

On February 1, 2017, APX issued an additional $300.0 million aggregate principal amount of the 2022 notes at a price of 108.250%. The Company used the net proceeds from the offering of these 2022 notes to to redeem $300.0 million aggregate principal amount of the existing 2019 notes and pay the related redemption premium, and to pay all fees and expenses related thereto and will use any remaining proceeds for general corporate purposes.